VESSELS UNDER CAPITAL LEASE, NET 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
Impairment of vessels	$ 103,700	$ 32,000	$ 121,400
Leased Vessels [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	1,627,703	1,940,227	2,073,779	2,314,915
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	(922,895)	(1,047,138)	(1,051,607)	(887,389)
Capital Leases, Balance Sheet, Assets by Major Class, Net	704,808	893,089	1,022,172	1,427,526
Disposal of vessel under capital lease cost	(159,016)	(110,625)	(153,136)
Disposal of accumulated depreciation of vessels under capital lease	155,848	100,806	87,678
Transfer of cost of vessels under capital lease to vessels and equipment			(88,000)
Transfer of accumulated depreciation on vessels under capital lease to vessels and equipment			34,267
Capital lease modification adjustment to carrying value of asset		9,115	(156,310)
Impairment of vessels	(153,508)	(32,042)
Impairment of vessels, accumulated depreciation charge portion	49,784	0
Depreciation expense on capital leases	$ (81,389)	$ (96,337)	$ (129,853)